UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2024

Item 1.

Reports to Stockholders

Fidelity® Series Floating Rate High Income Fund

Semi-Annual Report
March 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary March 31, 2024 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Great Outdoors Group LLC	2.4
Asurion LLC	2.0
Caesars Entertainment, Inc.	1.3
Acrisure LLC	1.2
Fertitta Entertainment LLC NV	1.1
Polaris Newco LLC	1.0
UKG, Inc.	1.0
MH Sub I LLC	0.9
ABG Intermediate Holdings 2 LLC	0.9
Cloud Software Group, Inc.	0.8
12.6

Market Sectors (% of Fund's net assets)

Technology	15.5
Services	11.2
Insurance	6.0
Healthcare	5.2
Gaming	4.9

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Schedule of Investments March 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Bank Loan Obligations - 88.1%
	Principal Amount (a)	Value ($)
Aerospace - 0.9%
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1946% 3/19/26 (b)(c)(d)	301,061	301,564
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.5743% 12/31/27 (b)(c)(d)	264,307	263,514
KBR, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5802% 1/21/31 (b)(c)(d)	110,000	110,138
Ovation Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 3/26/31 (c)(d)(e)	240,000	240,151
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5981% 8/24/28 (b)(c)(d)	1,042,304	1,045,567
Tranche K 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0594% 3/15/30 (b)(c)(d)	197,744	198,074
TOTAL AEROSPACE		2,159,008
Air Transportation - 1.4%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3294% 4/20/28 (b)(c)(d)	436,503	452,811
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.833% 3/14/31 (b)(c)(d)	205,000	205,129
Echo Global Logistics, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9302% 11/23/28 (b)(c)(d)	551,567	542,803
CME Term SOFR 3 Month Index + 4.750% 10.1802% 11/23/28 (b)(c)(d)(f)	339,825	339,825
Mileage Plus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7325% 7/2/27 (b)(c)(d)	604,500	621,740
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 3/17/30 (b)(c)(d)	293,433	293,618
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0678% 10/20/27 (b)(c)(d)	322,500	332,310
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0757% 2/24/31 (b)(c)(d)	530,000	529,915
TOTAL AIR TRANSPORTATION		3,318,151
Automotive & Auto Parts - 1.3%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 3/5/28 (b)(c)(d)	389,312	379,354
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.664% 4/13/29 (b)(c)(d)	94,525	94,525
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3302% 5/6/30 (b)(c)(d)	498,750	499,528
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9431% 6/3/28 (b)(c)(d)	709,717	690,647
Ls Group Opco Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6843% 11/2/27 (b)(c)(d)	428,069	427,937
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8243% 12/17/28 (b)(c)(d)	415,438	315,059
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1787% 2/8/28 (b)(c)(d)	382,065	357,039
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 1/20/31 (b)(c)(d)	410,000	410,959
TOTAL AUTOMOTIVE & AUTO PARTS		3,175,048
Banks & Thrifts - 1.0%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5773% 7/29/30 (b)(c)(d)	995,130	993,826
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3019% 12/31/30 (b)(c)(d)	1,095,116	1,098,248
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0594% 4/9/27 (b)(c)(d)	0	0
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4785% 12/22/28 (b)(c)(d)	245,000	242,959
Superannuation & Investments U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 12/1/28 (b)(c)(d)	180,838	180,747
Walker & Dunlop, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4302% 12/16/28 (b)(c)(d)(f)	29,700	29,626
TOTAL BANKS & THRIFTS		2,545,406
Broadcasting - 1.6%
AppLovin Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8302% 8/19/30 (b)(c)(d)	800,504	799,504
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4256% 8/24/26 (b)(c)(d)	108,555	103,398
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (b)(c)(d)(g)	1,664,487	44,741
term loan 10% 8/2/27 (d)	109,105	177,705
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4256% 12/1/28 (b)(c)(d)	829,337	820,695
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9446% 9/19/26 (b)(c)(d)	443,112	442,988
Sinclair Television Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9446% 9/30/26 (b)(c)(d)	458,284	434,339
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5594% 6/24/29 (b)(c)(d)	142,463	142,569
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6907% 3/24/26 (b)(c)(d)	237,035	237,199
CME Term SOFR 1 Month Index + 3.250% 8.6946% 1/31/29 (b)(c)(d)	803,600	800,755
TOTAL BROADCASTING		4,003,893
Building Materials - 2.8%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 5/17/28 (b)(c)(d)	1,009,202	917,748
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9418% 1/3/29 (b)(c)(d)	487,791	488,503
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3302% 5/19/28 (b)(c)(d)	130,000	130,049
Chariot Buyer LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.6802% 10/22/28 (b)(c)(d)	54,860	54,743
CME Term SOFR 1 Month Index + 3.750% 9.0802% 11/3/28 (b)(c)(d)	185,000	185,231
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5643% 2/10/31 (b)(c)(d)	150,000	149,438
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8238% 2/25/29 (b)(c)(d)	1,740,811	1,717,693
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6226% 8/3/30 (b)(c)(d)	79,600	79,819
Miwd Holdco Ii LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 3/20/31 (c)(d)(e)	150,000	150,563
OPE USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.1059% 5/14/28 (b)(c)(d)	386,113	385,058
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9019% 4/29/29 (b)(c)(d)	680,105	681,383
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8288% 4/2/29 (b)(c)(d)	176,602	177,485
SRS Distribution, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9446% 6/4/28 (b)(c)(d)	645,558	649,489
CME Term SOFR 3 Month Index + 3.250% 8.6802% 6/2/28 (b)(c)(d)	195,805	196,712
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6933% 9/22/28 (b)(c)(d)	157,526	157,526
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 8.8174% 2/16/28 (b)(c)(d)	238,303	238,528
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0763% 10/19/27 (b)(c)(d)	474,197	475,430
TOTAL BUILDING MATERIALS		6,835,398
Cable/Satellite TV - 1.6%
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0763% 2/1/27 (b)(c)(d)	1,385,270	1,384,924
Coral-U.S. Co.-Borrower LLC Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.6898% 1/31/28 (b)(c)(d)	775,000	763,499
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9398% 4/15/27 (b)(c)(d)	350,303	314,709
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8253% 1/18/28 (b)(c)(d)	476,437	457,528
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9398% 1/31/28 (b)(c)(d)	500,000	492,065
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7899% 3/6/31 (b)(c)(d)	405,000	398,204
TOTAL CABLE/SATELLITE TV		3,810,929
Capital Goods - 0.6%
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6726% 3/17/30 (b)(c)(d)	460,578	461,154
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8256% 9/28/28 (b)(c)(d)	217,183	217,261
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7019% 1/24/29 (b)(c)(d)	345,303	345,196
TK Elevator U.S. Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4/11/30 (c)(d)(e)	295,000	295,861
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.3418% 4/16/25 (b)(c)(d)(f)	246,589	234,580
TOTAL CAPITAL GOODS		1,554,052
Chemicals - 3.7%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5594% 12/14/29 (b)(c)(d)	305,000	294,834
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9302% 9/30/28 (b)(c)(d)	594,293	593,182
Aruba Investment Holdings LLC:
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1802% 11/24/28 (b)(c)(d)	135,000	133,650
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4302% 11/24/27 (b)(c)(d)	485,940	484,118
Avient Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8257% 8/29/29 (b)(c)(d)	108,269	108,320
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4981% 5/27/29 (b)(c)(d)	443,871	443,595
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8273% 11/15/30 (b)(c)(d)	500,000	482,345
CPC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.321% 12/29/27 (b)(c)(d)	239,073	200,941
Cyanco Intermediate 2 Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0773% 7/7/28 (b)(c)(d)	89,475	89,736
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5756% 11/1/30 (b)(c)(d)	330,000	331,752
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (b)(c)(d)	726,838	725,733
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2572% 5/27/28 (b)(c)(d)	478,760	469,860
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.3344% 7/3/28 (b)(c)(d)	321,036	301,481
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9757% 3/15/29 (b)(c)(d)	708,095	696,085
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8677% 3/15/30 (b)(c)(d)	170,000	149,600
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1802% 3/1/30 (b)(c)(d)	138,950	138,516
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6802% 4/2/29 (b)(c)(d)	495,000	492,837
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2413% 12/1/26 (b)(c)(d)	263,298	246,265
Nouryon U.S.A. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.4191% 4/3/28 (b)(c)(d)	394,339	394,930
CME Term SOFR 1 Month Index + 4.000% 9.4226% 4/3/28 (b)(c)(d)	173,688	174,122
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.5658% 11/9/28 (b)(c)(d)	303,477	304,047
CME Term SOFR 3 Month Index + 3.750% 9.321% 11/9/28 (b)(c)(d)	571,019	570,876
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8302% 8/18/28 (b)(c)(d)	807,643	803,605
Touchdown Acquirer, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 2/7/31 (c)(d)(h)	52,096	52,226
CME Term SOFR 1 Month Index + 4.000% 9.314% 2/21/31 (b)(c)(d)	237,904	238,499
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 9/22/28 (b)(c)(d)	143,896	143,896
TOTAL CHEMICALS		9,065,051
Consumer Products - 2.7%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6726% 2/7/29 (b)(c)(d)	457,297	445,581
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3263% 12/23/28 (b)(c)(d)	437,800	438,347
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3302% 12/25/28 (b)(c)(d)	866,532	866,914
Bombardier Recreational Products, Inc.:
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0802% 12/13/29 (b)(c)(d)	301,199	301,091
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0802% 1/22/31 (b)(c)(d)	154,381	154,188
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8174% 11/8/27 (b)(c)(d)	599,747	600,497
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1918% 5/17/28 (b)(c)(d)	249,361	246,712
Foundation Building Materials, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3127% 1/29/31 (b)(c)(d)	555,000	556,943
Kodiak BP LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 3/12/28 (c)(d)(e)	120,000	120,000
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3135% 12/22/26 (b)(c)(d)	508,550	508,743
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 9/24/28 (b)(c)(d)	503,266	503,644
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.821% 3/4/28 (b)(c)(d)	279,358	257,917
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9576% 10/21/28 (b)(c)(d)	249,900	188,050
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6946% 8/5/28 (b)(c)(d)	502,134	502,761
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3263% 8/1/30 (b)(c)(d)	568,975	570,045
Woof Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.321% 12/21/27 (b)(c)(d)	393,585	310,932
TOTAL CONSUMER PRODUCTS		6,572,365
Containers - 2.4%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6918% 3/3/28 (b)(c)(d)	505,139	498,824
Berlin Packaging, LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 3.250% 8.5878% 3/11/28 (b)(c)(d)	87,300	86,907
CME Term SOFR 3 Month Index + 3.750% 9.1954% 3/11/28 (b)(c)(d)	753,805	754,235
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1822% 7/1/29 (b)(c)(d)	424,139	423,893
Canister International Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 3/13/29 (c)(d)(e)	615,000	615,769
Charter Next Generation, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8263% 12/1/27 (b)(c)(d)	545,900	546,708
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4446% 8/4/27 (b)(c)(d)	751,935	751,612
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (b)(c)(d)	514,873	482,693
Pactiv Evergreen Group Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6946% 9/24/28 (b)(c)(d)	419,250	420,474
Pregis TopCo Corp. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0802% 8/3/26 (b)(c)(d)	279,167	279,416
CME Term SOFR 1 Month Index + 3.750% 9.1946% 8/1/26 (b)(c)(d)	243,750	243,750
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1802% 1/30/27 (b)(c)(d)	517,968	518,657
Ring Container Technologies Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9446% 8/12/28 (b)(c)(d)	114,079	114,269
SupplyOne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 3/27/31 (c)(d)(e)	120,000	119,326
TOTAL CONTAINERS		5,856,533
Diversified Financial Services - 4.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9446% 2/4/28 (b)(c)(d)	483,439	483,830
Aretec Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9273% 8/9/30 (b)(c)(d)	631,568	634,726
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8285% 10/31/28 (b)(c)(d)	406,472	407,362
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 1/27/27 (b)(c)(d)	180,375	180,252
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0763% 1/26/29 (b)(c)(d)	323,639	324,286
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8273% 12/19/30 (b)(c)(d)	492,311	484,680
Eagle 4 Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 7/12/28 (b)(c)(d)	238,677	238,677
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3127% 6/27/29 (b)(c)(d)	91,645	91,740
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5659% 2/3/31 (b)(c)(d)	240,000	240,000
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8302% 6/24/28 (b)(c)(d)	121,620	121,058
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0802% 6/30/28 (b)(c)(d)	374,312	372,908
Fugue Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0738% 2/26/31 (b)(c)(d)	120,000	120,187
CME Term SOFR 1 Month Index + 4.000% 9.3432% 1/26/28 (b)(c)(d)	228,271	228,556
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3094% 1/31/31 (b)(c)(d)	1,595,000	1,599,322
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8432% 4/22/30 (b)(c)(d)	467,506	467,506
Heubach Holding U.S.A. LLC Tranche CME, term loan CME Term SOFR 1 Month Index + 10.000% 15.5868% 4/30/24 (b)(c)(d)(f)	49,884	48,387
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5857% 4/21/28 (b)(c)(d)	501,626	501,626
IVI America LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 3/15/31 (c)(d)(e)	140,000	139,825
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9418% 1/26/28 (b)(c)(d)	279,278	279,348
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3288% 6/17/30 (b)(c)(d)	83,155	83,363
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6773% 11/1/29 (b)(c)(d)	220,000	218,258
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1773% 11/8/26 (b)(c)(d)	64,662	64,432
CME Term SOFR 1 Month Index + 4.500% 9.8273% 12/13/28 (b)(c)(d)	537,000	532,135
Recess Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8432% 2/14/30 (b)(c)(d)	295,000	295,923
TransUnion LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3273% 12/1/28 (b)(c)(d)	190,079	189,889
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1773% 11/16/26 (b)(c)(d)	416,050	415,626
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3357% 4/29/26 (b)(c)(d)	202,838	203,091
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.8165% 2/9/27 (b)(c)(d)	607,657	604,242
CME Term SOFR 1 Month Index + 5.500% 10.8165% 2/15/27 (b)(c)(d)	411,770	410,741
TOTAL DIVERSIFIED FINANCIAL SERVICES		9,981,976
Diversified Media - 0.7%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0918% 10/28/27 (b)(c)(d)	372,643	373,109
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9594% 2/10/27 (b)(c)(d)	753,519	654,853
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9094% 12/17/26 (b)(c)(d)	931,429	809,346
TOTAL DIVERSIFIED MEDIA		1,837,308
Energy - 2.2%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1857% 11/14/26 (b)(c)(d)	390,799	391,190
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6932% 10/14/27 (b)(c)(d)	313,494	312,710
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9446% 3/17/28 (b)(c)(d)	272,300	269,577
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 11/19/29 (b)(c)(d)	548,916	548,230
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (b)(c)(d)	805,160	799,122
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.571% 8/27/28 (b)(c)(d)	223,750	211,444
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9418% 9/29/28 (b)(c)(d)	649,383	650,701
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6802% 10/5/28 (b)(c)(d)	363,867	364,868
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3174% 10/30/28 (b)(c)(d)	937,650	939,994
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6932% 2/14/30 (b)(c)(d)	198,112	198,173
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0713% 8/1/29 (b)(c)(d)	180,000	179,197
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6918% 1/23/27 (b)(c)(d)	311,847	312,548
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1907% 3/25/28 (b)(c)(d)	312,023	289,686
TOTAL ENERGY		5,467,440
Entertainment/Film - 0.3%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9407% 9/1/27 (b)(c)(d)	175,000	171,325
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9407% 9/1/27 (b)(c)(d)	570,000	557,318
TOTAL ENTERTAINMENT/FILM		728,643
Environmental - 0.5%
Clean Harbors, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1946% 10/8/28 (b)(c)(d)	209,464	209,661
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8273% 11/30/28 (b)(c)(d)	198,735	198,115
CME Term SOFR 1 Month Index + 2.750% 8.0677% 11/30/28 (b)(c)(d)	94,598	94,446
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8273% 11/30/28 (b)(c)(d)	15,190	15,143
CME Term SOFR 1 Month Index + 2.750% 8.0677% 11/30/28 (b)(c)(d)	5,169	5,161
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6933% 6/21/28 (b)(c)(d)	672,228	670,830
TOTAL ENVIRONMENTAL		1,193,356
Food & Drug Retail - 0.7%
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 6 Month Index + 6.750% 12.1594% 8/1/29 (b)(c)(d)	464,535	466,277
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6802% 2/1/27 (b)(c)(d)	282,330	282,387
JP Intermediate B LLC term loan CME Term SOFR 1 Month Index + 5.500% 11.0743% 11/20/27 (b)(c)(d)	397,808	31,160
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8257% 12/5/28 (b)(c)(d)	205,000	204,658
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9405% 4/2/29 (b)(c)(d)	329,175	328,823
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2131% 1/3/28 (b)(c)(d)	494,450	491,439
TOTAL FOOD & DRUG RETAIL		1,804,744
Food/Beverage/Tobacco - 1.3%
8th Avenue Food & Provisions, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1918% 10/1/26 (b)(c)(d)	80,000	71,800
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 10/1/25 (b)(c)(d)	134,842	132,238
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9446% 10/23/27 (b)(c)(d)	403,967	404,642
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6802% 5/16/29 (b)(c)(d)	712,232	600,647
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3274% 2/12/31 (b)(c)(d)	390,000	390,433
Naked Juice LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6594% 1/24/29 (b)(c)(d)	412,650	385,172
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4019% 1/24/30 (b)(c)(d)	185,000	148,982
Saratoga Food Specialties LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 3/1/29 (c)(d)(e)	145,000	144,729
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8135% 3/31/28 (b)(c)(d)	966,747	955,755
TOTAL FOOD/BEVERAGE/TOBACCO		3,234,398
Gaming - 4.3%
Caesars Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6627% 1/26/30 (b)(c)(d)	1,935,450	1,938,682
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0405% 2/6/31 (b)(c)(d)	1,020,000	1,020,000
Entain Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 10/31/29 (b)(c)(d)	311,561	312,664
Tranche B4 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9094% 3/16/27 (b)(c)(d)	272,300	272,472
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0767% 1/27/29 (b)(c)(d)	2,563,132	2,567,951
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6594% 11/25/30 (b)(c)(d)	908,723	908,232
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1802% 5/26/30 (b)(c)(d)	476,400	475,805
J&J Ventures Gaming LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4446% 4/26/28 (b)(c)(d)	277,875	275,385
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6946% 4/26/28 (b)(c)(d)	204,000	201,705
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0754% 4/16/29 (b)(c)(d)	448,175	448,610
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 8/1/30 (b)(c)(d)	344,138	345,184
PCI Gaming Authority 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9446% 5/29/26 (b)(c)(d)	132,866	133,018
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.5802% 4/4/29 (b)(c)(d)	780,383	779,759
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5754% 3/7/31 (b)(c)(d)	820,000	818,417
TOTAL GAMING		10,497,884
Healthcare - 5.2%
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9418% 8/24/28 (b)(c)(d)	293,163	293,530
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6802% 11/6/27 (b)(c)(d)	212,312	212,408
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5677% 2/12/28 (b)(c)(d)	167,875	168,276
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1756% 8/1/27 (b)(c)(d)	580,591	578,205
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4446% 11/1/28 (b)(c)(d)	175,612	175,886
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3263% 3/31/29 (b)(c)(d)	304,878	281,970
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4094% 10/1/27 (b)(c)(d)	1,707,294	1,629,612
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.44% 10/29/27 (b)(c)(d)	26,494	26,328
CME Term SOFR 3 Month Index + 5.000% 10.44% 10/29/27 (b)(c)(d)	389,098	386,667
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.44% 10/29/27 (b)(c)(d)	3,352	3,332
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9981% 1/6/29 (b)(c)(d)	313,600	313,111
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3302% 5/4/28 (b)(c)(d)	1,101,836	1,102,750
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4446% 5/5/28 (b)(c)(d)	901,652	906,161
MED ParentCo LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6946% 8/31/26 (b)(c)(d)	272,407	271,726
2LN, term loan CME Term SOFR 1 Month Index + 8.250% 13.6946% 8/30/27 (b)(c)(d)	180,000	179,719
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 10/23/28 (b)(c)(d)	1,714,103	1,717,788
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4332% 6/2/28 (b)(c)(d)	572,777	574,449
Pacific Dental Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 3/10/31 (c)(d)(e)	195,000	194,594
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.071% 11/30/27 (b)(c)(d)	558,057	558,833
Pathway Vet Alliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 3/31/27 (b)(c)(d)	175,892	153,796
Phoenix Guarantor, Inc. term loan CME Term SOFR 1 Month Index + 3.250% 8.5773% 2/21/31 (b)(c)(d)	330,000	325,509
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6918% 11/15/28 (b)(c)(d)	1,082,570	1,084,649
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8288% 12/19/30 (b)(c)(d)	326,914	328,231
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6901% 10/1/28 (b)(c)(d)	94,928	90,564
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.8243% 11/20/26 (b)(c)(d)	285,305	267,830
VetStrategy Canada Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8094% 11/16/28 (b)(c)(d)	488,775	488,927
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 1/8/27 (b)(c)(d)	339,173	339,092
TOTAL HEALTHCARE		12,653,943
Homebuilders/Real Estate - 0.7%
Chromalloy Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 3/21/31 (c)(d)(e)	220,000	219,083
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1946% 8/21/25 (b)(c)(d)	23,477	23,411
CME Term SOFR 1 Month Index + 3.250% 8.6802% 1/31/30 (b)(c)(d)	321,656	320,450
CME Term SOFR 1 Month Index + 4.000% 9.3302% 1/31/30 (b)(c)(d)	144,638	144,818
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3552% 1/27/29 (b)(c)(d)	220,626	220,129
Greystar Real Estate Partners Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5757% 8/21/30 (b)(c)(d)	403,539	403,539
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8048% 3/15/30 (b)(c)(d)	205,000	204,807
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0802% 9/1/27 (b)(c)(d)	284,357	284,499
TOTAL HOMEBUILDERS/REAL ESTATE		1,820,736
Hotels - 1.9%
ASP LS Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.3958% 5/7/28 (b)(c)(d)	365,625	339,848
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4209% 9/9/26 (b)(c)(d)	130,414	129,979
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6946% 10/18/28 (b)(c)(d)	476,238	476,338
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4302% 11/30/29 (b)(c)(d)	74,063	74,091
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0773% 1/17/31 (b)(c)(d)	305,000	305,476
CME Term SOFR 1 Month Index + 3.000% 8.1918% 8/2/28 (b)(c)(d)	1,479,439	1,480,371
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4294% 11/8/30 (b)(c)(d)	126,445	126,633
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 1.750% 7.1802% 8/31/25 (b)(c)(d)	397,104	395,516
CME Term SOFR 1 Month Index + 2.250% 3/14/31 (c)(d)(e)	100,000	99,500
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 8.250% 13.8401% 6/23/26 (b)(c)(d)	164,146	161,137
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.5788% 1/5/29 (b)(c)(d)	296,597	297,277
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 13.6095% 9/29/28 (b)(c)(d)	722,389	671,374
TOTAL HOTELS		4,557,540
Insurance - 5.9%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9446% 2/15/27 (b)(c)(d)	1,109,956	1,107,581
CME Term SOFR 1 Month Index + 4.250% 9.6946% 2/15/27 (b)(c)(d)	869,620	870,707
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8302% 11/6/30 (b)(c)(d)	722,575	724,381
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8267% 11/6/30 (b)(c)(d)	649,137	651,571
AmWINS Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.6946% 2/19/28 (b)(c)(d)	583,539	583,440
CME Term SOFR 1 Month Index + 2.750% 8.1946% 2/19/28 (b)(c)(d)	138,250	138,384
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5519% 2/28/28 (b)(c)(d)	282,866	283,751
AssuredPartners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9418% 2/13/27 (b)(c)(d)	435,663	435,937
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0773% 2/13/27 (b)(c)(d)	124,375	124,427
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8214% 2/14/31 (b)(c)(d)	175,000	175,165
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4273% 8/19/28 (b)(c)(d)	984,936	946,563
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6773% 8/19/28 (b)(c)(d)	844,970	814,129
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6918% 1/31/28 (b)(c)(d)	1,340,000	1,202,650
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6918% 1/20/29 (b)(c)(d)	630,000	561,191
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6918% 12/23/26 (b)(c)(d)	967,500	946,418
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6918% 7/31/27 (b)(c)(d)	586,850	562,854
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5741% 6/20/30 (b)(c)(d)	1,819,802	1,820,130
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 1 Month Index + 4.750% 3/8/32 (c)(d)(e)	800,000	804,000
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 3/22/31 (c)(d)(e)	935,000	933,439
USI, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.3019% 11/22/29 (b)(c)(d)	738,924	738,821
CME Term SOFR 1 Month Index + 3.250% 8.5519% 9/27/30 (b)(c)(d)	124,375	124,414
TOTAL INSURANCE		14,549,953
Leisure - 2.3%
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9446% 8/17/28 (b)(c)(d)	352,228	353,256
America Sports Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5757% 2/17/31 (b)(c)(d)	185,000	185,000
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1918% 11/24/28 (b)(c)(d)	260,974	261,410
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3187% 8/8/27 (b)(c)(d)	387,075	387,319
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4432% 7/21/28 (b)(c)(d)	908,377	906,678
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5635% 9/18/26 (b)(c)(d)	425,737	426,082
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 13.9418% 7/31/28 (b)(c)(d)	157,876	160,288
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5594% 1/15/30 (b)(c)(d)	630,000	630,158
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5773% 1/30/29 (b)(c)(d)	220,000	216,700
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3263% 8/27/28 (b)(c)(d)	185,250	185,482
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9795% 12/14/26 (b)(c)(d)	268,275	266,934
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8302% 8/25/28 (b)(c)(d)	292,517	292,005
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3273% 3/9/30 (b)(c)(d)	719,022	719,173
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 12/30/26 (b)(c)(d)	599,021	528,139
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.0743% 12/30/27 (b)(c)(d)	125,000	100,625
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.0743% 12/30/26 (b)(c)(d)(f)	130,275	120,504
TOTAL LEISURE		5,739,753
Metals/Mining - 0.1%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0802% 8/19/30 (b)(c)(d)	308,452	309,146
Paper - 0.7%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.571% 2/4/28 (b)(c)(d)	147,868	147,683
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1052% 4/13/29 (b)(c)(d)	1,686,873	1,688,611
TOTAL PAPER		1,836,294
Publishing/Printing - 0.5%
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3174% 10/30/30 (b)(c)(d)	335,000	336,005
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0723% 8/11/28 (b)(c)(d)	238,800	238,850
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9273% 1/28/29 (b)(c)(d)	196,000	195,143
RLG Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6946% 7/8/28 (b)(c)(d)	278,588	275,222
Vericast Corp. 1LN, term loan CME Term SOFR 3 Month Index + 7.750% 15.821% 6/16/26 (b)(c)(d)	223,315	219,965
TOTAL PUBLISHING/PRINTING		1,265,185
Railroad - 0.5%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1687% 4/6/28 (b)(c)(d)	287,625	287,985
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4019% 12/30/26 (b)(c)(d)	513,600	513,641
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6098% 7/26/28 (b)(c)(d)	425,212	422,457
TOTAL RAILROAD		1,224,083
Restaurants - 1.1%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5802% 9/21/30 (b)(c)(d)	507,678	507,170
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.625% 6/29/29 (b)(c)(d)	337,467	337,595
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6918% 12/1/28 (b)(c)(d)	151,513	151,816
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0635% 10/20/28 (b)(c)(d)	223,287	221,556
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.7127% 3/1/26 (b)(c)(d)	356,250	350,685
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5519% 4/1/29 (b)(c)(d)	490,511	485,812
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6907% 8/3/28 (b)(c)(d)	743,418	743,381
TOTAL RESTAURANTS		2,798,015
Services - 11.1%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9273% 12/21/28 (b)(c)(d)	2,115,215	2,121,963
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8094% 10/2/28 (b)(c)(d)	210,173	210,436
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/31/28 (b)(c)(d)(h)	740,000	742,775
Allied Universal Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1802% 5/14/28 (b)(c)(d)	1,063,577	1,061,843
CME Term SOFR 1 Month Index + 4.750% 10.0802% 5/14/28 (b)(c)(d)	203,975	204,375
Amentum Government Services Holdings LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3288% 2/15/29 (b)(c)(d)	157,200	157,397
CME Term SOFR 1 Month Index + 4.000% 9.4446% 1/23/27 (b)(c)(d)	678,562	679,411
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.1946% 1/31/28 (b)(c)(d)	200,000	201,000
Anticimex Global AB:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.900% 8.95% 11/16/28 (b)(c)(d)	156,400	156,400
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.45% 11/16/28 (b)(c)(d)	543,700	543,249
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6943% 7/9/28 (b)(c)(d)	414,375	415,249
Aramark Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9407% 6/22/30 (b)(c)(d)	74,943	74,896
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6918% 6/30/28 (b)(c)(d)	137,186	137,014
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8094% 2/10/31 (b)(c)(d)	420,000	421,260
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1763% 12/10/29 (b)(c)(d)	180,000	176,794
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 12/10/28 (b)(c)(d)	1,205,972	1,197,989
Avis Budget Car Rental LLC Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4263% 3/16/29 (b)(c)(d)	68,071	68,092
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5707% 5/31/28 (b)(c)(d)	285,000	286,069
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8064% 8/1/30 (b)(c)(d)	891,136	894,157
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1946% 2/7/26 (b)(c)(d)	573,327	573,923
CME Term SOFR 1 Month Index + 3.750% 9.0802% 12/30/28 (b)(c)(d)	208,401	208,430
Centralsquare Technologies LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.1773% 8/29/25 (b)(c)(d)	463,776	449,358
CHG Healthcare Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 9/30/28 (b)(c)(d)	199,508	199,508
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9446% 6/2/28 (b)(c)(d)	984,750	960,594
EAB Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9446% 8/16/28 (b)(c)(d)	335,310	335,142
EmployBridge LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3429% 7/19/28 (b)(c)(d)	497,250	412,509
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3174% 8/1/29 (b)(c)(d)	423,959	424,756
Filtration Group Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6946% 10/19/28 (b)(c)(d)	442,798	443,905
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 3/3/28 (b)(c)(d)	445,034	445,715
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 10.3433% 3/10/26 (b)(c)(d)	158,400	141,768
CME Term SOFR 3 Month Index + 4.750% 10.363% 3/10/26 (b)(c)(d)	631,426	562,759
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 4/29/29 (b)(c)(d)	446,335	402,818
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1946% 7/30/26 (b)(c)(d)	509,521	510,795
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1918% 12/1/27 (b)(c)(d)	150,000	150,470
CME Term SOFR 1 Month Index + 4.000% 9.4407% 12/1/27 (b)(c)(d)	363,750	364,594
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3288% 10/13/30 (b)(c)(d)	420,000	420,945
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1519% 4/1/28 (b)(c)(d)	446,115	445,161
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6918% 4/21/27 (b)(c)(d)	307,155	267,608
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3019% 6/12/30 (b)(c)(d)	1,234,398	1,236,411
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 1/15/26 (b)(c)(d)	170,000	170,638
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4234% 4/11/29 (b)(c)(d)	1,369,650	1,261,009
Omnia Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0741% 7/25/30 (b)(c)(d)	491,768	493,612
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5741% 8/14/26 (b)(c)(d)	343,462	331,932
PG Investment Co. 59 Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/23/31 (c)(d)(e)	530,000	530,663
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (b)(c)(d)	320,000	320,960
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1832% 12/16/26 (b)(c)(d)	380,129	380,919
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0773% 2/24/28 (b)(c)(d)	203,211	203,522
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0756% 1/15/27 (b)(c)(d)	213,903	209,447
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (b)(c)(d)	1,881,043	1,734,679
Sts Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 3/15/31 (c)(d)(e)	610,000	611,147
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.2052% 3/23/27 (b)(c)(d)	247,029	253,637
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0793% 3/3/30 (b)(c)(d)	653,564	656,087
United Rentals North America, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0773% 2/14/31 (b)(c)(d)	975,000	976,833
Vestis Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5757% 2/24/31 (b)(c)(d)	145,000	144,819
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0773% 11/3/29 (b)(c)(d)	170,864	171,078
TOTAL SERVICES		27,158,520
Steel - 0.2%
Zekelman Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4412% 1/24/27 (b)(c)(d)	477,014	477,081
Super Retail - 3.2%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1901% 11/6/27 (b)(c)(d)	142,187	141,832
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6901% 7/24/28 (b)(c)(d)	249,263	126,127
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3267% 2/3/29 (b)(c)(d)	186,667	187,133
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5743% 4/1/28 (b)(c)(d)	272,983	221,116
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 3/5/28 (b)(c)(d)	5,894,964	5,894,138
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1946% 10/19/27 (b)(c)(d)	212,692	212,473
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1773% 12/18/27 (b)(c)(d)	317,778	317,024
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.821% 4/15/28 (b)(c)(d)	448,061	401,014
RH Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6773% 10/20/28 (b)(c)(d)	443,250	434,292
TOTAL SUPER RETAIL		7,935,149
Technology - 15.4%
A&V Holdings Midco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.370% 10.987% 3/10/27 (b)(c)(d)	246,486	244,022
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4519% 2/16/28 (b)(c)(d)	240,365	239,838
Ahead DB Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 1/24/31 (b)(c)(d)	165,000	165,439
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0724% 7/30/28 (b)(c)(d)	769,682	770,567
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9264% 10/8/27 (b)(c)(d)	188,652	189,018
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 8/10/25 (b)(c)(d)	783,089	565,923
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8094% 2/24/31 (b)(c)(d)	661,850	665,517
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5802% 2/15/29 (b)(c)(d)	1,380,321	1,365,441
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5773% 5/13/29 (b)(c)(d)	299,694	300,743
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (b)(c)(d)	473,627	92,750
Camelot U.S. Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 1/31/31 (b)(c)(d)	848,655	848,019
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3094% 7/6/29 (b)(c)(d)	544,743	546,132
Cloud Software Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.500% 9.9094% 3/30/29 (b)(c)(d)	1,591,029	1,582,612
CME Term SOFR 1 Month Index + 4.500% 9.9285% 3/19/31 (b)(c)(d)	245,000	243,317
Coherent Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7/2/29 (c)(d)(e)	120,000	120,000
CME Term SOFR 1 Month Index + 2.750% 8.1946% 7/1/29 (b)(c)(d)	595,858	595,858
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6946% 4/4/26 (b)(c)(d)	481,509	435,765
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0635% 9/30/28 (b)(c)(d)	615,293	614,715
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5881% 2/10/28 (b)(c)(d)	348,220	337,710
Cotiviti, Inc.:
Tranche 1LN, term loan NULL 7.625% 2/24/31 (d)	160,000	160,200
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 2/21/31 (c)(d)(e)	970,000	967,575
Dayforce, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8302% 2/16/31 (b)(c)(d)	220,000	219,589
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3302% 10/16/26 (b)(c)(d)	1,259,441	1,252,527
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3302% 2/19/29 (b)(c)(d)	305,000	273,832
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.1946% 3/31/29 (b)(c)(d)	95,000	88,439
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 3/31/28 (b)(c)(d)	403,601	402,664
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3094% 10/6/29 (b)(c)(d)	133,830	109,205
Epicor Software Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0773% 7/31/27 (b)(c)(d)	249,375	250,445
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4273% 9/12/29 (b)(c)(d)	798,068	797,501
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4446% 8/10/27 (b)(c)(d)	360,937	360,970
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3302% 11/12/29 (b)(c)(d)	280,790	280,476
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0747% 7/15/30 (b)(c)(d)	169,351	167,552
Icon Luxembourg Sarl Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.3254% 7/3/28 (b)(c)(d)	864,034	865,538
CME Term SOFR 1 Month Index + 2.000% 7.3254% 7/3/28 (b)(c)(d)	215,275	215,649
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1756% 3/1/29 (b)(c)(d)	1,116,864	1,113,301
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5802% 5/3/28 (b)(c)(d)	2,018,616	2,004,385
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5802% 2/23/29 (b)(c)(d)	250,000	239,910
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8226% 8/17/29 (b)(c)(d)	661,500	660,951
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1627% 3/27/29 (b)(c)(d)	473,338	475,411
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1773% 1/31/30 (b)(c)(d)	830,114	831,061
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1802% 2/1/28 (b)(c)(d)	1,648,646	1,645,563
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4446% 3/19/28 (b)(c)(d)	44,884	44,735
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 6/2/28 (b)(c)(d)	2,488,754	2,463,468
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 10/26/30 (b)(c)(d)	615,000	617,903
Project Boost Purchaser LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 5/30/26 (b)(c)(d)	358,125	358,637
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6946% 8/31/28 (b)(c)(d)	745,059	745,066
Rackspace Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1832% 5/15/28 (b)(c)(d)	958,447	467,243
CME Term SOFR 1 Month Index + 6.250% 11.6832% 5/15/28 (b)(c)(d)	136,574	136,744
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 4/22/28 (b)(c)(d)	728,857	708,609
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1773% 9/30/28 (b)(c)(d)	375,119	368,352
Renaissance Holdings Corp. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5773% 4/8/30 (b)(c)(d)	741,479	742,406
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3019% 11/22/29 (b)(c)(d)	158,404	159,263
Sophia LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 10/29/29 (b)(c)(d)	741,482	744,262
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9446% 8/11/28 (b)(c)(d)	65,360	64,699
SS&C Technologies, Inc.:
Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1946% 4/16/25 (b)(c)(d)	261,450	261,439
Tranche B 4LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1946% 4/16/25 (b)(c)(d)	246,852	246,843
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1946% 4/16/25 (b)(c)(d)	492,713	492,693
Tempo Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0802% 8/31/28 (b)(c)(d)	218,621	219,168
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0756% 5/30/30 (b)(c)(d)	140,541	140,541
UKG, Inc.:
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (b)(c)(d)	478,276	481,662
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (b)(c)(d)	1,905,008	1,914,057
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4446% 9/1/25 (b)(c)(d)	269,798	248,964
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4446% 8/27/25 (b)(c)(d)	506,361	506,361
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4302% 1/13/29 (b)(c)(d)	575,667	574,049
VM Consolidated, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0773% 3/27/28 (b)(c)(d)	287,882	288,818
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5751% 2/28/27 (b)(c)(d)	508,800	508,485
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6918% 10/30/27 (b)(c)(d)	332,396	306,430
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 3/19/31 (c)(d)(e)	120,000	120,150
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0665% 9/28/29 (b)(c)(d)	475,000	474,734
TOTAL TECHNOLOGY		37,711,911
Telecommunications - 3.4%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.314% 10/31/27 (b)(c)(d)	470,250	439,684
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.814% 8/15/28 (b)(c)(d)	1,188,669	939,797
Aventiv Technologies LLC:
Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.890% 10.4998% 11/1/24 (b)(c)(d)	712,990	527,256
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 8.650% 14.621% 11/1/25 (b)(c)(d)	1,121,271	308,350
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6898% 11/30/27 (b)(c)(d)	137,075	135,162
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9/13/29 (c)(d)(e)	165,000	162,154
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8263% 12/12/26 (b)(c)(d)	124,705	124,490
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9418% 10/2/27 (b)(c)(d)	264,182	250,148
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0674% 1/30/31 (b)(c)(d)	730,000	733,650
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 10/8/27 (b)(c)(d)	1,172,220	1,167,460
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4094% 6/30/28 (b)(c)(d)	146,861	102,803
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4302% 12/30/27 (b)(c)(d)	175,547	159,748
Northwest Fiber LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1932% 4/30/27 (b)(c)(d)	684,092	683,025
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0643% 8/1/29 (b)(c)(d)	431,231	397,811
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6946% 9/25/26 (b)(c)(d)	432,659	360,976
SBA Senior Finance II, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.33% 1/27/31 (b)(c)(d)	225,000	225,351
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6802% 9/21/27 (b)(c)(d)	85,587	83,322
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4446% 3/9/27 (b)(c)(d)	1,763,763	1,543,628
TOTAL TELECOMMUNICATIONS		8,344,815
Textiles/Apparel - 0.5%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5773% 2/20/29 (b)(c)(d)	545,742	546,669
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6918% 11/23/28 (b)(c)(d)	61,069	60,814
Jo-Ann Stores LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3357% 7/7/28 (b)(c)(d)	293,970	1,837
Needle Holdings LLC term loan CME Term SOFR 1 Month Index + 9.500% 5/20/24 (c)(d)(e)(f)	135,544	135,544
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6918% 4/16/28 (b)(c)(d)	427,900	426,830
TOTAL TEXTILES/APPAREL		1,171,694
Utilities - 1.3%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0773% 1/20/31 (b)(c)(d)	993,461	992,020
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8263% 8/7/29 (b)(c)(d)	275,243	275,158
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8302% 6/23/27 (b)(c)(d)	270,000	270,084
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 1/21/28 (b)(c)(d)	154,589	155,008
Sk Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4338% 1/3/29 (b)(c)(d)	201,345	52,781
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9369% 3/2/27 (b)(c)(d)	839,213	840,438
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3302% 12/20/30 (b)(c)(d)	666,994	666,054
TOTAL UTILITIES		3,251,543
TOTAL BANK LOAN OBLIGATIONS (Cost $221,661,476)		216,446,944

Nonconvertible Bonds - 5.2%
	Principal Amount (a)	Value ($)
Aerospace - 0.1%
TransDigm, Inc. 6.375% 3/1/29 (i)	355,000	356,105
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (i)	123,750	122,907
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (i)	66,994	66,313
TOTAL AIR TRANSPORTATION		189,220
Automotive & Auto Parts - 0.7%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (i)	150,000	152,044
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(c)(i)	1,635,000	1,644,321
TOTAL AUTOMOTIVE & AUTO PARTS		1,796,365
Broadcasting - 0.4%
DISH Network Corp. 11.75% 11/15/27 (i)	675,000	689,128
Univision Communications, Inc. 6.625% 6/1/27 (i)	255,000	249,399
TOTAL BROADCASTING		938,527
Building Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (i)	210,000	224,467
Cable/Satellite TV - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (i)	140,000	130,327
5.375% 6/1/29 (i)	285,000	260,903
TOTAL CABLE/SATELLITE TV		391,230
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (i)	30,000	31,153
Chemicals - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (i)	5,000	4,901
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (i)	200,000	213,043
TOTAL CHEMICALS		217,944
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (i)	415,000	375,456
Energy - 0.5%
Citgo Petroleum Corp.:
6.375% 6/15/26 (i)	35,000	35,104
7% 6/15/25 (i)	100,000	99,875
8.375% 1/15/29 (i)	250,000	262,660
New Fortress Energy, Inc.:
6.5% 9/30/26 (i)	519,000	499,714
6.75% 9/15/25 (i)	120,000	119,182
Transocean Poseidon Ltd. 6.875% 2/1/27 (i)	94,500	94,608
TOTAL ENERGY		1,111,143
Gaming - 0.6%
Caesars Entertainment, Inc. 7% 2/15/30 (i)	135,000	138,575
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (i)	875,000	802,354
Golden Entertainment, Inc. 7.625% 4/15/26 (i)	250,000	250,029
Ontario Gaming Gta LP/Otg Co.-I 8% 8/1/30 (i)	10,000	10,300
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (i)	300,000	299,237
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (i)	35,000	34,232
4.25% 12/1/26 (i)	50,000	48,073
TOTAL GAMING		1,582,800
Healthcare - 0.0%
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (i)	85,000	85,381
Homebuilders/Real Estate - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	435,000	364,313
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (i)	335,000	347,304
TOTAL HOMEBUILDERS/REAL ESTATE		711,617
Insurance - 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 6.75% 4/15/28 (i)	295,000	297,082
Leisure - 0.1%
Carnival Corp. 7.625% 3/1/26 (i)	80,000	80,941
Royal Caribbean Cruises Ltd. 8.25% 1/15/29 (i)	145,000	153,503
TOTAL LEISURE		234,444
Metals/Mining - 0.0%
Arsenal AIC Parent LLC 8% 10/1/30 (i)	15,000	15,748
Paper - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (i)	135,000	116,616
Services - 0.1%
Brand Industrial Services, Inc. 10.375% 8/1/30 (i)	90,000	97,440
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (i)	120,000	113,250
TOTAL SERVICES		210,690
Super Retail - 0.2%
EG Global Finance PLC 12% 11/30/28 (i)	365,000	387,972
Staples, Inc. 7.5% 4/15/26 (i)	145,000	141,516
TOTAL SUPER RETAIL		529,488
Technology - 0.1%
Cloud Software Group, Inc. 9% 9/30/29 (i)	160,000	153,459
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (i)	80,000	82,931
TOTAL TECHNOLOGY		236,390
Telecommunications - 1.2%
Altice Financing SA 5.75% 8/15/29 (i)	1,000,000	801,241
Altice France SA:
5.125% 1/15/29 (i)	80,000	54,804
5.125% 7/15/29 (i)	145,000	98,025
5.5% 1/15/28 (i)	1,000,000	710,243
Frontier Communications Holdings LLC 5% 5/1/28 (i)	160,000	148,514
Intelsat Jackson Holdings SA 6.5% 3/15/30 (i)	535,000	497,052
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (i)	220,000	206,474
Windstream Escrow LLC 7.75% 8/15/28 (i)	500,000	462,785
TOTAL TELECOMMUNICATIONS		2,979,138
TOTAL NONCONVERTIBLE BONDS (Cost $13,200,112)		12,631,004

Common Stocks - 1.5%
	Shares	Value ($)
Capital Goods - 0.1%
TNT Crane & Rigging LLC (f)(j)	24,748	192,787
TNT Crane & Rigging LLC warrants 10/31/25 (f)(j)	3,037	30
TOTAL CAPITAL GOODS		192,817
Diversified Financial Services - 0.3%
ACNR Holdings, Inc. (f)	8,389	749,389
Carnelian Point Holdings LP warrants (f)(j)	367	1,072
Lime Tree Bay Ltd. (f)(j)	153	9,842
TOTAL DIVERSIFIED FINANCIAL SERVICES		760,303
Electric Utilities No Longer Use - 0.0%
TexGen Power LLC (f)	25,327	25,803
Energy - 0.9%
California Resources Corp.	10,479	577,393
California Resources Corp. warrants 10/27/24 (j)	920	17,995
Chesapeake Energy Corp. (k)	9,834	873,554
Chesapeake Energy Corp. (l)	137	12,170
EP Energy Corp. (f)(j)	3,190	5,583
Exxon Mobil Corp.	6,304	732,777
TOTAL ENERGY		2,219,472
Entertainment/Film - 0.0%
New Cineworld Ltd. (f)	7,038	125,417
Restaurants - 0.1%
Old Claimco LLC (f)(j)	15,069	275,913
Telecommunications - 0.1%
GTT Communications, Inc. (f)(j)	3,248	135,864
TOTAL COMMON STOCKS (Cost $2,508,392)		3,735,589

Preferred Securities - 0.6%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.3%
Bank of America Corp. 6.25% (b)(m)	295,000	296,688
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 3.560% 8.868% (b)(c)(m)	130,000	131,698
6.1% (b)(m)	154,000	158,733
9.348% (b)(c)(m)	171,000	173,859
TOTAL BANKS & THRIFTS		760,978
Energy - 0.3%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.5966% (b)(c)(m)	785,000	791,287
TOTAL PREFERRED SECURITIES (Cost $1,477,488)		1,552,265

Money Market Funds - 7.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (n)	17,127,162	17,130,587
Fidelity Securities Lending Cash Central Fund 5.39% (n)(o)	877,012	877,100
TOTAL MONEY MARKET FUNDS (Cost $18,007,409)		18,007,687

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $256,854,877)	252,373,489
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(6,663,086)
NET ASSETS - 100.0%	245,710,403

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	The coupon rate will be determined upon settlement of the loan after period end.
(f)	Level 3 security
(g)	Non-income producing - Security is in default.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $128,026 and $128,441, respectively.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,266,691 or 5.0% of net assets.

(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,170 or 0.0% of net assets.

(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	1,297

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,372,947	37,829,004	33,071,364	411,607	-	-	17,130,587	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	867,300	616,018	606,218	317	-	-	877,100	0.0%
Total	13,240,247	38,445,022	33,677,582	411,924	-	-	18,007,687

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	125,417	-	-	125,417
Consumer Discretionary	275,913	-	-	275,913
Energy	2,219,472	2,213,889	-	5,583
Financials	760,303	-	-	760,303
Industrials	192,817	-	-	192,817
Information Technology	135,864	-	-	135,864
Utilities	25,803	-	-	25,803

Bank Loan Obligations	216,446,944	-	215,538,478	908,466

Corporate Bonds	12,631,004	-	12,631,004	-

Preferred Securities	1,552,265	-	1,552,265	-

Money Market Funds	18,007,687	18,007,687	-	-
Total Investments in Securities:	252,373,489	20,221,576	229,721,747	2,430,166

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$4,596,155
Net Realized Gain (Loss) on Investment Securities	253,166
Net Unrealized Gain (Loss) on Investment Securities	(185,472)
Cost of Purchases	219,943
Proceeds of Sales	(2,027,848)
Amortization/Accretion	7,134
Transfers into Level 3	146,396
Transfers out of Level 3	(579,308)
Ending Balance	$2,430,166
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2024	$695,335

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $870,534) - See accompanying schedule:
Unaffiliated issuers (cost $238,847,468)	$234,365,802
Fidelity Central Funds (cost $18,007,409)	18,007,687

Total Investment in Securities (cost $256,854,877)		$252,373,489
Cash		636,569
Receivable for investments sold		1,133,674
Receivable for fund shares sold		356,652
Dividends receivable		78
Interest receivable		2,206,734
Distributions receivable from Fidelity Central Funds		92,852
Receivable from investment adviser for expense reductions		6,930
Total assets		256,806,978
Liabilities
Payable for investments purchased	$10,141,967
Payable for fund shares redeemed	48,157
Other payables and accrued expenses	29,351
Collateral on securities loaned	877,100
Total liabilities		11,096,575
Net Assets		$245,710,403
Net Assets consist of:
Paid in capital		$281,566,709
Total accumulated earnings (loss)		(35,856,306)
Net Assets		$245,710,403
Net Asset Value, offering price and redemption price per share ($245,710,403 ÷ 27,164,090 shares)		$9.05
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends		$111,192
Interest		10,405,360
Income from Fidelity Central Funds (including $317 from security lending)		411,924
Total income		10,928,476
Expenses
Custodian fees and expenses	$30,531
Independent trustees' fees and expenses	572
Legal	9,180
Total expenses before reductions	40,283
Expense reductions	(38,786)
Total expenses after reductions		1,497
Net Investment income (loss)		10,926,979
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	593,100
Total net realized gain (loss)		593,100
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,020,501
Unfunded commitments	(2,245)
Total change in net unrealized appreciation (depreciation)		1,018,256
Net gain (loss)		1,611,356
Net increase (decrease) in net assets resulting from operations		$12,538,335
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,926,979	$18,839,433
Net realized gain (loss)	593,100	(758,597)
Change in net unrealized appreciation (depreciation)	1,018,256	8,866,383
Net increase (decrease) in net assets resulting from operations	12,538,335	26,947,219
Distributions to shareholders	(12,189,657)	(18,798,136)

Share transactions
Proceeds from sales of shares	30,443,802	29,262,173
Reinvestment of distributions	12,189,591	18,773,691
Cost of shares redeemed	(21,988,999)	(48,814,273)

Net increase (decrease) in net assets resulting from share transactions	20,644,394	(778,409)
Total increase (decrease) in net assets	20,993,072	7,370,674

Net Assets
Beginning of period	224,717,331	217,346,657
End of period	$245,710,403	$224,717,331

Other Information
Shares
Sold	3,377,343	3,301,623
Issued in reinvestment of distributions	1,352,464	2,109,003
Redeemed	(2,441,436)	(5,526,925)
Net increase (decrease)	2,288,371	(116,299)

Financial Highlights
Fidelity® Series Floating Rate High Income Fund

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.03	$8.70	$9.30	$8.86	$9.29	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.427	.777	.457	.388	.463	.547
Net realized and unrealized gain (loss)	.071	.328	(.607)	.435	(.439)	(.131)
Total from investment operations	.498	1.105	(.150)	.823	.024	.416
Distributions from net investment income	(.478)	(.775)	(.450)	(.383)	(.454)	(.646)
Total distributions	(.478)	(.775)	(.450)	(.383)	(.454)	(.646)
Net asset value, end of period	$9.05	$9.03	$8.70	$9.30	$8.86	$9.29
Total Return C,D	5.66%	13.20%	(1.69)%	9.44%	.37%	4.61%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03% G	.03%	.03%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- % G,H	-% H	-% H	-% H	.01%	.01%
Expenses net of all reductions	-% G,H	-% H	-% H	-% H	.01%	.01%
Net investment income (loss)	9.47% G	8.74%	5.02%	4.24%	5.22%	5.87%
Supplemental Data
Net assets, end of period (000 omitted)	$245,710	$224,717	$217,347	$285,534	$269,060	$264,583
Portfolio turnover rate I	41 % G	30%	28%	45%	37%	33%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount represents less than .005%.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended March 31, 2024

1. Organization.
Fidelity Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements. The investment adviser has contractually agreed to reimburse the Fund with respect to the portion of the Fund's assets invested in Fidelity Private Credit Central Fund LLC until April 30, 2024 as presented in the Statement of Operations in payment from investment adviser.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,072,644
Gross unrealized depreciation	(9,563,024)
Net unrealized appreciation (depreciation)	$(4,490,380)
Tax cost	$256,863,869

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(97,007)
Long-term	(31,585,312)
Total capital loss carryforward	$(31,682,319)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Floating Rate High Income Fund	60,953,643	45,415,861
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Floating Rate High Income Fund	1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Floating Rate High Income Fund	32	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through January 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $36,250.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,536.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024

Fidelity® Series Floating Rate High Income Fund	-%-D
Actual		$ 1,000	$ 1,056.60	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Series Floating Rate High Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.924293.112
SFR-SANN-0524

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2024